Related Party Debt - Additional Information (Detail) - Promissory Note [Member] - USD ($)	Jan. 18, 2022	Mar. 31, 2022
Related Party Transaction [Line Items]
Debt instrument face value	$ 100,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.00%
Debt Instrument, Maturity Date	Jan. 17, 2023
Due to related parties		$ 10,000
Debt Instrument, Unused Borrowing Capacity, Amount		80,000,000
Debt Instrument, Fee Amount		$ 20,000,000